Financial and Non-Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Financial and Non-Financial Assets and Liabilities
Financial and Non-Financial Assets and Liabilities

Note 19 Financial and Non-Financial Assets and Liabilities

Financial and non-financial assets and liabilities as of December 31, 2022

	Financial Assets	Financial Assets
	Measured at	Measured	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	11,210	—	11,210
Accounts receivable	—	78,703	—	78,703
Prepaid expenses and accrued income	—	2,287	—	2,287
Cash	—	1,249,094	—	1,249,094
	—	1,341,295	—	1,341,295

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	75,880	—	—	75,880
Non-current interest-bearing liabilities	—	713,030	—	713,030
Non-current lease liabilities	—	15,792	—	15,792
Other non-current liabilities	—	1,363	2,987	4,350
Accounts payable	—	160,404	—	160,404
Other current liabilities	—	10,374	12,323	22,697
Accrued expenses and deferred revenue	—	75,754	60,692	136,446
	75,880	976,717	76,002	1,128,598

Financial and non-financial assets and liabilities as of December 31, 2021

	Financial Assets	Financial Assets
	Measured at	Measured at	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	3,915	—	3,915
Cash	—	955,507	—	955,507
	—	959,422	—	959,422

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	54,399	—	—	54,399
Non-current interest-bearing liabilities	—	189,164	—	189,164
Non-current lease liabilities	—	24,052	—	24,052
Accounts payable	—	67,971	—	67,971
Other current liabilities	—	9,591	3,111	12,702
Accrued expenses and deferred revenue	—	25,168	28,385	53,553
	54,399	315,946	31,496	401,841

Financial liabilities valued through profit or loss constitutes of contingent consideration of SEK 75,880 and SEK 54,399 as of December 31, 2022 and 2021, respectively. The fair value of contingent consideration is measured at Level 3 of the fair value hierarchy.

The carrying amount for other items above is an approximation of the fair value, which is why these items are not separated into levels according to the fair value hierarchy.